Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name			Nicholas Equity Income Fund, Inc.
Account Value	$ 21,936	$ 21,936	$ 21,936	$ 21,322	$ 18,432	$ 19,261	$ 17,316	$ 11,454	$ 12,558	$ 11,641	$ 10,988	$ 9,508	$ 10,000
Average Annual Return, Percent	2.88%	13.88%	8.17%
Standard & Poor's 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Standard & Poor's 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	$ 30,006	$ 23,103	$ 25,038	$ 21,650	$ 13,847	$ 14,886	$ 13,595	$ 11,926	$ 10,178	$ 10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%